Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	26,149	27,056	27,680
Effect of dilutive potential shares: restricted shares and share options	0	95	95
Weighted average number of shares for diluted earnings per share	26,149	27,151	27,775
Profit earnings for basic and diluted earnings per share
Profit for earnings per share from continuing operations attributable to owners	€ (4,147)	€ 1,205	€ 12,085
(Loss)/profit for earnings per share from discontinued operations attributable to owners	(22)	(65)	(247)
Profit for basic and diluted earnings per share	€ (4,169)	€ 1,140	€ 11,838
Basic earnings per share
Basic earnings per share from continuing operations	€ (0.1586)	€ 0.0445	€ 0.4366
Basic (loss)/earnings per share from discontinued operations	(0.0008)	(0.0024)	(0.0089)
Earnings per share - Total Group, Basic	(0.1594)	0.0421	0.4277
Diluted earnings per share
Diluted earnings per share from continuing operations	(0.1586)	0.0444	0.4351
Diluted (loss)/earnings per share from discontinued operations	(0.0008)	(0.0024)	(0.0089)
Earnings per share - Total Group, Diluted	€ (0.1594)	€ 0.042	€ 0.4262